Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current
Federal
State	$ 4,307	$ 843
Total	4,307	843
Deferred
Federal	(3,543,673)	(1,744,445)
State	(362,722)	(314,699)
Total	(3,906,395)	(2,059,144)
Change in valuation allowance	3,906,395	2,059,144
Total income tax provision	$ 4,307	$ 843